FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FAIR VALUE MEASUREMENT
Assets measured at fair value	$ 454,618	$ 432,088
Liabilities measured at fair value	(277,267)	(234,265)
Net fair value	177,351	197,823
Transfers of financial assets from level 1 to 2	0	0
Transfers of financial assets from level 2 to 1	0	0
Transfers of financial assets into 3	0	0
Transfers of financial assets from 3	0	0
Transfers of financial liabilities from level 1 to 2	0	0
Transfers of financial liabilities from level 2 to 1	0	0
Transfers of financial liabilities into 3	0	0
Transfers of financial liabilities from 3	0	0
Principal debt outstanding	192,000	191,750
Term loan
FAIR VALUE MEASUREMENT
Principal debt outstanding	125,000
Fair value of term loan	119,000
Revolving facility
FAIR VALUE MEASUREMENT
Principal debt outstanding	$ 67,000	66,750
Bottom of range | Floating interest rate
FAIR VALUE MEASUREMENT
Adjustment to interest rate basis	2.00%
Top of range | Floating interest rate
FAIR VALUE MEASUREMENT
Adjustment to interest rate basis	3.00%
At fair value
FAIR VALUE MEASUREMENT
Net fair value	$ (8,740)	(7,515)
At fair value | Derivatives
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(9,346)	(7,794)
At fair value | Level 2
FAIR VALUE MEASUREMENT
Net fair value	(8,740)	(7,515)
At fair value | Level 2 | Derivatives
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(9,346)	(7,794)
At fair value | Derivatives
FAIR VALUE MEASUREMENT
Assets measured at fair value	606	279
At fair value | Derivatives | Level 2
FAIR VALUE MEASUREMENT
Assets measured at fair value	$ 606	$ 279